Shareholder Report, Holdings (Details) - C000246579 [Member]	May 31, 2026
Vanguard Small-Cap Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Vanguard Mid-Cap Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Vanguard Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Vanguard Mid-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Elevance Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Global Payments, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Ameriprise Financial, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Hewlett Packard Enterprise Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fisery, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
US Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Global ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Cash and Cash Equivalent [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Small Cap ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Mid Cap ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%